Commitments and Contingencies (Details 2) $ in Thousands	1 Months Ended
	Nov. 30, 2013 USD ($)	Dec. 31, 2015 USD ($) item
Other commitment
Number of claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, are likely to have, a material change on the Company's financial position results of operations or cash flow | item		0
Future maximum commitment in connection with issuance of debt
Other commitment
Total		$ 829,770
Less than One Year		808,000
One to Three Years		21,770
Three to Five Years		0
More than Five Years		0
Convertible debt
Other commitment
Aggregate principle amount of notes issued	$ 800,000
Coupon rate of the convertible notes (as a percent)	1.00%
Annual interest rate (as a percent)	1.00%
Convertible debt | Future maximum commitment in connection with issuance of debt
Other commitment
Total		808,000
Less than One Year		808,000
One to Three Years		0
Three to Five Years		0
More than Five Years		0
Long-term loan due in October 2017
Other commitment
Aggregate principle amount of notes issued		$ 21,000
Annual interest rate (as a percent)		3.00%
Long-term loan due in October 2017 | Future maximum commitment in connection with issuance of debt
Other commitment
Total		$ 21,770
Less than One Year		0
One to Three Years		21,770
Three to Five Years		0
More than Five Years		$ 0